Note 19 - Income Taxes (Tables)	12 Months Ended
Mar. 31, 2020
Statement Line Items [Line Items]
Disclosure of the detailed information of income tax [text block]
	2020	2019
Current tax expense	$7,047	$7,622
Deferred tax expense (benefit)
Origination and reversal of temporary differences	$(90,459)	$(35,825)
Expense arising from previously unrecognized tax loss or temporary difference	90,805	40,035
Deferred tax expense	346	4,210
Provision for income taxes	$7,393	$11,832

Disclosure of income tax reconciliation [text block]
	2020	2019
Loss before income taxes	$(290,840)	$(126,440)
Combined statutory Canadian federal and provincial income tax rate	26.50%	26.50%
Income tax recovery based on statutory rate	$(77,073)	$(33,507)
Increase (decrease) in income taxes resulting from:
Expense (benefit) of mark to market loss and other temporary differences not recognized	$90,805	$40,035
Variance between combined Canadian tax rate and the tax rate applicable to foreign earnings	(5,554)	(3,841)
Other permanent items	(785)	9,145
Total provision for income taxes	$7,393	$11,832

Disclosure of deferred taxes [text block]
	2020	2019
Mark to market losses on derivative instruments	$-	$3,097
Tax losses and excess of tax basis over book basis	23,191	98,058
Total deferred income tax assets	23,191	101,155
Offset of deferred income taxes	(22,550)	(101,040)
Net deferred income tax assets	$641	$115

Partnership income deferred for tax purposes	$-	$(3,542)
Mark to market gains on derivative instruments	-	(20,683)
Book to tax differences on other assets	(18,367)	(70,742)
Convertible debentures	(4,183)	(6,073)
Total deferred income tax liabilities	(22,550)	(101,040)
Offset of deferred income taxes	22,550	101,040
Net deferred income tax liabilities	$-	$-

Disclosure of income tax, deferred tax movements [text block]
	Balance April 1, 2019	Recognized in profit or loss	Recognized in OCI	Other	Balance March 31, 2020
Partnership income deferred for tax	$(3,542)	$3,542	$-	$-	$-
Book to tax differences	27,316	(23,364)	872	-	4,824
Mark to market (gains) losses on derivative instruments	(17,586)	17,586	-	-	-
Convertible debentures	(6,073)	1,890	-	-	(4,183)
	$115	$(346)	$872	$-	$641

	Balance April 1, 2018	Recognized in profit or loss	Recognized in OCI	Other	Balance March 31, 2019
Partnership income deferred for tax	$(6,249)	$2,707	$-	$-	$(3,542)
Book to tax differences	48,345	(22,822)	(638)	2,431	27,316
Mark to market (gains) losses on derivative instruments	(36,578)	18,992	-	-	(17,586)
Convertible debentures	(2,986)	(3,087)	-	-	(6,073)
	$2,532	$(4,210)	$(638)	$2,431	$115

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
	2020	2019
Mark to market losses on derivative instruments	$31,897	$7,239
Excess of tax over book basis	47,038	32,911